Share capital, warrant outstanding and additional paid-in capital (Details) $ / shares in Units, ¥ in Millions, $ in Millions			1 Months Ended
	Mar. 15, 2024 USD ($) $ / shares shares	Mar. 15, 2024 CNY (¥) shares	Feb. 19, 2024 shares	Jun. 30, 2024	Jun. 13, 2024 $ / shares	May 31, 2024 shares	Apr. 30, 2024 shares
Share capital, warrant outstanding and additional paid-in capital
Annual increase in shares				1.00%
ADR | Private Placement
Share capital, warrant outstanding and additional paid-in capital
Increase decrease in the number of shares issued during the period	238,095	238,095
Class of warrants or rights number of securities covered by warrants or rights	238,095
Sale of stock issue price per share | $ / shares	$ 25.2
Proceeds from the issuance of shares and warrants	$ 6	¥ 42.6
Class of warrants or rights term	5 years	5 years
Class of warrants or rights exercise price per share | $ / shares	$ 29.8
Class A Ordinary Shares
Share capital, warrant outstanding and additional paid-in capital
Shares issued upon conversion			27,888,690
Shares available to be granted						644,746,682	490,563,333
Share price | $ / shares					$ 0.01